Other liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other liabilities
15	Other liabilities

	2020	2019
Placement agent fees	1,250	—
Suppliers	3,039	492
Advances from customers	1,688	932
Occupancy costs	146	6
Lease liabilities (a)	780	1,209
Other current liabilities	10	79

Other current liabilities	6,913	2,718

Investment fund participating share in Patria Brazilian Private Equity General Partner III, Ltd. and Patria Brazil Real Estate Fund II, L.P. (b)	1,515	3,158
Lease liabilities (a)	802	1,888
Other non-current liabilities	57	89

Other non-current liabilities	2,374	5,135

(a)
The Group is the lessee in lease agreements for which the underlying assets are the office spaces located in São Paulo, London and Grand Cayman. The amount of interest on lease liabilities recognized in 2020 was US$ 869 (US$ 918 in 2019) which was disclosed in note 23. The principal amount paid in 2020 and 2019 on leases were US$ 893 and US$ 987, respectively.

(b)
This liability refers to a participating share held by a related party in Patria Brazilian Private Equity General Partner III, Ltd. and Patria Brazil Real Estate Fund General Partner II, Ltd. that gives it the right to all returns and the related investment in the Patria Brazilian Private Equity Fund III, L.P. and Patria Brazil Real Estate Fund II, L.P. For more details see note 10(b).